Prepayment and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepayment and Other Current Assets [Abstract]
Schedule of Prepayment and Other Current Assets	As of June 30, 2024 and December 31, 2023, prepayment and other current and non-current assets consisted of the following:
	June 30, 2024	December 31, 2023
Advances to vendors	$49,883	$33,295
Staff advance	85	98
Others	40	43
Subtotal	$50,008	$33,436
Less: allowance for expected credit losses	(2,205)	(2,257)
Prepayment and other assets, net	47,803	31,179